ACQUISITIONS OF SUBSIDIARIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS OF SUBSIDIARIES

17. ACQUISITIONS OF SUBSIDIARIES

Aixin Shangyan Hotel and Aixintang Pharmaciess

In July and September, 2021, the Company completed the required governmental procedures and obtained the documents necessary to consider the acquisitions of Aixin Shangyan Hotel and Aixintang Pharmacies completed.

Pursuant to the Hotel Purchase Agreement, AiXin HK purchased all of the outstanding equity of Aixin Shangyan Hotel from Mr. Lin and the other shareholder for a purchase price of RMB 7,598,887, or $1.16 million.

Pursuant to the Pharmacies Purchase Agreement, AiXin HK purchased 100% ownership of Aixintang Pharmacies from Mr. Lin and the other two shareholders for a purchase price of RMB 34,635,845 or $5.31 million.

The acquisitions will be accounted for as acquisitions of entities under common control under ASC 805-50-15-6, and the assets and liabilities acquired will be measured and recorded at the carrying amount under ASC 805-50-30-5.

Runcangsheng

On July 19, 2022, the Company entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd (“Shengshengyuan”) and Yun Chen (collectively “the Sellers”), who own 95% and 5% equity interest of Yunnan Runcangsheng Technology Co., Ltd (“Runcangsheng”), respectively.

Under the terms of the Transfer Agreement, the Company agreed to purchase all of the outstanding equity interest of Yunnan Runcangsheng for an aggregate purchase price of RMB 31,557,820 or $4,418,095, adjusted by $116,802, the amount equal to the initial net worth estimate minus the audited net worth of Runcangsheng as of December 31, 2021. In addition to transferring their respective equity interest in Runcangsheng, both Sellers agree to forgive any loans due to them from Runcangsheng. The acquisition was completed on September 30, 2022. As of September 30, 2022, a major shareholder of the Company has paid $679,000 on behalf of the Company for the acquisition of Runcangsheng, and the remaining unpaid balance of $3,622,293 was included in accrued liabilities and other payables.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Runcangsheng is calculated as follows:

Total purchase considerations	$4,301,293
Estimated fair value of assets acquired:
Cash	$446,381
Accounts receivable	144,813
Accounts receivable-related party	133,011
Advance to suppliers	3,455
Other receivables and prepaid expense	127,909
Inventory	469,594
Property and equipment	1,677,272
Intangible assets	1,406
Operating lease right-of-use assets	1,990
Total assets acquired	3,005,831
Estimated fair value of liabilities assumed:
Accounts payable	(89,801)
Accounts payable-related party	(160,911)
Advance from customers	(4,790)
Government grant	(921,473)
Taxes payable	(21,156)
Operating lease liability	(15,182)
Accrued liabilities and other payables	(1,314,995)
Total liabilities assumed	(2,528,308)
Total net assets acquired	477,523
Goodwill as a result of the acquisition	$3,823,770

During the nine months ended September 30, 2022, the Company has recorded goodwill impairment in full amount.

The following condensed unaudited pro forma consolidated results of operations for the Company, Runcangsheng, Aixin Shangyan Hotel and Aixintang Pharmacies for the nine months ended September 30, 2022 and 2021 present the results of operations of the Company, Runcangsheng, Aixin Shangyan Hotel, and Aixintang Pharmacies as if the acquisitions occurred on January 1, 2022 and 2021, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Nine Months Ended September 30, 2022
Revenue	$1,854,617
Operating costs and expenses	3,826,342
Loss from operations	(1,971,725)
Other income	25,313
Income tax expense	643
Net loss	$(1,947,055)

For the Nine Months Ended September 30, 2021
Revenue	$3,869,889
Operating costs and expenses	4,240,635
Loss from operations	(370,746)
Other income	82,950
Income tax expense	292,146
Net loss	$(579,942)

18. ACQUISITION OF SUBSIDIARIES

In July and September, 2021, the Company completed the required governmental procedures and obtained the documents necessary to consider the acquisitions of Aixin Shangyan Hotel and Aixintang Pharmacies completed.

Pursuant to the Hotel Purchase Agreement dated May 25, 2021, AiXin HK purchased all of the outstanding equity of Aixin Shangyan Hotel from Mr. Lin and the other shareholder for a purchase price of RMB 7,598,887, or $1.16 million. The Transfer Price will be reduced by an amount equal to any amounts paid or distributed by Aixin Shangyan Hotel to the Transferor after December 31, 2020 and will be increased by an amount equal to any amounts contributed to Aixin Shangyan Hotel by the Transferor after December 31, 2020.

Pursuant to the Pharmacies Purchase Agreement entered on June 2, 2021, AiXin HK purchased 100% ownership of Aixintang Pharmacies from Mr. Lin and the other two shareholders for a purchase price of RMB 34,635,845 or $5.31 million. The purchase price will be reduced by an amount equal to any amounts paid or distributed by any of the Aixintang Pharmacies to Mr. Lin or the other two shareholders after December 31, 2020, and increased by an amount equal to any monies they contributed to any of the Aixintang Pharmacies after such date.

The acquisitions will be accounted for as acquisitions of entities under common control under ASC 805-50-15-6, and the assets and liabilities acquired will be measured and recorded at the carrying amount under ASC 805-50-30-5. The following condensed unaudited pro forma consolidated results of operations for the Company, Aixin Shangyan Hotel and Aixintang Pharmacies for the years ended December 31, 2021 and 2020 present the results of operations of the Company, Aixin Shangyan Hotel and Aixintang Pharmacies as if the acquisitions occurred on January 1, 2021 and 2020, respectively. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	2021	2020
Revenue	$4,241,991	$4,789,633
Operating costs and expenses	5,244,272	4,949,947
Loss from operations	(1,002,281)	(160,314)
Other income (expense)	100,026	643,458
Income tax expense	274,321	340,155
Net income (loss)	$(1,176,576)	$142,989